Earnings Per Share ("EPS")	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")
Note 10.	Earnings Per Share (“EPS”)

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during each period. Diluted earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding and the effect of all dilutive common stock equivalents outstanding during each period, as determined using the treasury stock method. The contribution of Kimberly-Clark’s Health Care business to us was treated as a reorganization of entities under common control under Kimberly-Clark. Consequently, we are retrospectively reporting EPS for the prior year using the 46.5 million weighted average shares outstanding as of the Spin-off date for both basic and diluted EPS as no Halyard common stock or dilutive stock-based compensation awards were authorized or outstanding prior to the Spin-off.

The calculation of basic and diluted earnings per share for the three months ended March 31, 2015 and March 31, 2014 is set forth in the following table (in millions, except per share amounts):

	Three Months Ended March 31,
	2015	2014
Net income	$21.7	$41.4

Weighted Average Shares Outstanding:
Basic weighted average shares outstanding	46.5	46.5
Dilutive effect of stock options and restricted share unit awards	0.2	—

Diluted weighted average shares outstanding	46.7	46.5

Earnings Per Share
Basic	$0.47	$0.89
Diluted	$0.46	$0.89

Note 16.	Earnings Per Share (“EPS”)

Basic EPS is based on the weighted average number of common shares outstanding during each period. Diluted earnings per share is based on the weighted average number of common shares outstanding and the effect of all dilutive common stock equivalents outstanding during each period, as determined using the treasury stock method. The contribution of Kimberly-Clark’s Health Care business to us was treated as a reorganization of entities under common control under Kimberly-Clark. Consequently, we are retrospectively reporting EPS for all periods presented. For all periods prior to the Spin-off, the same number of weighted average shares outstanding of 46,536 was used for basic and diluted EPS as no Halyard common stock or dilutive stock-based compensation awards were authorized or outstanding.

The average number of common shares outstanding is reconciled to those used in the basic and diluted EPS computations as follows as of December 31, 2014 (thousands of shares):

Basic weighted average shares outstanding	46,536
Dilutive effect of stock options and restricted share unit awards	2

Diluted weighted average shares outstanding	46,538